DEPOSITS	12 Months Ended
Dec. 31, 2022
Deposits [Abstract]
Deposit Liabilities Disclosures [Text Block]	Deposits
Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2022 and 2021 were $165.1 million and $195.6 million, respectively.

Scheduled maturities of all time deposits for the next five years were as follows:

(Dollars in thousands)	Time deposits
2023	$1,320,011
2024	293,775
2025	37,093
2026	37,881
2027	11,768
Thereafter	177
Total	$1,700,705